Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Energy Portfolio
November 30, 2023
ENE-NPRT3-0124
1.810683.119
Common Stocks - 99.3%
	Shares	Value ($)
Energy Equipment & Services - 17.3%
Oil & Gas Drilling - 3.7%
Noble Corp. PLC	287,100	13,246,794
Odfjell Drilling Ltd.	1,535,318	4,909,635
Patterson-UTI Energy, Inc.	2,398,512	28,086,576
Shelf Drilling Ltd. (a)(b)	1,347,589	3,786,219
Valaris Ltd. (a)	516,900	35,459,340
		85,488,564
Oil & Gas Equipment & Services - 13.6%
Halliburton Co.	2,038,100	75,470,843
NOV, Inc.	1,290,500	24,287,210
Oceaneering International, Inc. (a)	946,630	19,557,376
ProFrac Holding Corp. (a)(c)	576,800	4,649,008
ProPetro Holding Corp. (a)	850,601	7,748,975
Schlumberger Ltd.	2,227,869	115,938,303
TechnipFMC PLC	3,050,172	63,199,564
		310,851,279
TOTAL ENERGY EQUIPMENT & SERVICES		396,339,843
Independent Power and Renewable Electricity Producers - 0.5%
Independent Power Producers & Energy Traders - 0.5%
Vistra Corp.	279,800	9,907,718
Machinery - 0.4%
Industrial Machinery & Supplies & Components - 0.4%
Chart Industries, Inc. (a)	74,000	9,622,220
Oil, Gas & Consumable Fuels - 81.1%
Integrated Oil & Gas - 41.4%
Cenovus Energy, Inc. (Canada)	6,685,506	118,589,579
Chevron Corp.	805,917	115,729,681
Exxon Mobil Corp.	5,313,846	545,944,538
Imperial Oil Ltd.	431,800	24,327,433
Occidental Petroleum Corp.	1,867,015	110,433,937
Occidental Petroleum Corp. warrants 8/3/27 (a)	99,550	3,708,238
Suncor Energy, Inc. (c)	896,000	29,542,017
		948,275,423
Oil & Gas Exploration & Production - 23.8%
Antero Resources Corp. (a)	924,900	21,855,387
APA Corp.	481,900	17,348,400
Canadian Natural Resources Ltd.	1,925,980	128,606,837
Chord Energy Corp.	78,652	12,752,635
Civitas Resources, Inc.	54,654	3,754,183
ConocoPhillips Co.	730,266	84,396,842
Devon Energy Corp.	367,300	16,517,481
Diamondback Energy, Inc.	157,100	24,257,811
EOG Resources, Inc.	186,764	22,985,045
Hess Corp.	583,200	81,974,592
National Energy Services Reunited Corp. (a)	1,808,118	8,588,561
Northern Oil & Gas, Inc.	123,860	4,634,841
Ovintiv, Inc.	1,079,400	47,860,596
Pioneer Natural Resources Co.	152,166	35,247,732
Range Resources Corp.	814,000	26,455,000
SM Energy Co.	222,200	8,321,390
		545,557,333
Oil & Gas Refining & Marketing - 8.9%
Marathon Petroleum Corp.	657,592	98,106,150
Phillips 66 Co.	196,873	25,374,961
Valero Energy Corp.	632,300	79,265,128
		202,746,239
Oil & Gas Storage & Transportation - 7.0%
Cheniere Energy, Inc.	470,112	85,630,901
Energy Transfer LP	3,604,000	50,059,560
Golar LNG Ltd.	295,833	6,369,284
New Fortress Energy, Inc. (c)	461,400	17,754,672
		159,814,417
TOTAL OIL, GAS & CONSUMABLE FUELS		1,856,393,412
TOTAL COMMON STOCKS (Cost $1,346,249,510)		2,272,263,193

Money Market Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (d)	8,379,682	8,381,358
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	49,883,219	49,888,208
TOTAL MONEY MARKET FUNDS (Cost $58,269,566)		58,269,566

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $1,404,519,076)	2,330,532,759
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(41,017,110)
NET ASSETS - 100.0%	2,289,515,649

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,786,219 or 0.2% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	613	157,611,677	149,230,932	122,802	-	-	8,381,358	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	46,148,408	915,967,221	912,227,421	69,641	-	-	49,888,208	0.2%
Total	46,149,021	1,073,578,898	1,061,458,353	192,443	-	-	58,269,566

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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